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invesco.com/ETFs
June 7, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Invesco Actively Managed Exchange-Traded Commodity Fund Trust
1933 Act Registration No. 333-193135
1940 Act Registration No. 811-22927
Dear Sir or Madam:
On behalf of Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post-Effective Amendment No. 93 (the “Amendment”) to the Trust’s registration statement on Form N-1A. This Amendment is being filed in order to register one new series of the Trust, to be called Invesco Agriculture Commodity Strategy No K-1 ETF.
Please send copies of all correspondence with respect to this Amendment to me at Michael.Murphy2@invesco.com or contact me by phone at (630) 684-6075.
Very truly yours,
/s/ Michael Murphy
Michael Murphy, Senior Counsel